Segments and Geographic Information - Summary of Revenues and Long-lived Assets by Services Provided in Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 3,155,671	$ 3,785,063	$ 3,707,628
Long-Lived Assets
Total long-lived assets	80,016	114,690
Previously Reported
Revenues
Total revenues	3,154,715
North America [Member]
Revenues
Total revenues	2,791,282	3,324,019	3,257,937
Long-Lived Assets
Total long-lived assets	72,722	107,940
International [Member]
Revenues
Total revenues	363,433	461,044	$ 449,691
Long-Lived Assets
Total long-lived assets	$ 7,294	$ 6,750